Cover Page Document	Sep. 07, 2021	Sep. 03, 2021
Cover [Abstract]
Entity Central Index Key		0000789460
Entity Registrant Name		WORLD FUEL SERVICES CORPORATION
Title of 12(b) Security		Common Stock, par value $0.01 per share
Entity Address, Address Line One		9800 N.W. 41st Street,
Entity Incorporation, State or Country Code		FL
Document Type		8-K
Document Period End Date	Sep. 07, 2021
Entity File Number		1-9533
Entity Tax Identification Number		59-2459427
Entity Address, City or Town		Miami,
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33178
Trading Symbol		INT
Security Exchange Name		NYSE
City Area Code		305
Local Phone Number		428-8000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Amendment Flag		false
Entity Emerging Growth Company		false